CUSTOMER FINANCING - Summary of Customer and Commercial Financing Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Commercial Financing [Line Items]
Loans and advances to customers gross	$ 8.0	$ 52.5
Fair value adjustment	0.0	(11.4)
Expected credit losses	0.0	(8.7)
Loans and advances to customers	8.0	32.4
Current	0.4	12.2
Non-current	7.6	20.2
Aircraft
Disclosure Of Commercial Financing [Line Items]
Loans and advances to customers gross	8.0	21.4
Spare parts
Disclosure Of Commercial Financing [Line Items]
Loans and advances to customers gross	$ 0.0	$ 31.1